Segment Information	12 Months Ended
Mar. 31, 2013
Segment Information

NOTE 19: — SEGMENT INFORMATION

a.	Geographic Area Information:

The Group operates in one industry segment, which produces, researches, develops and markets pharmaceutical products. Management organizes the Company’s operations based on geographic segments, which are presented below in accordance with FASB ASC Paragraph 280-10-50-1, “Segment Reporting – Overall – Disclosure – Operating Segments.”

	Israel	Canada*	U.S.A.	Other	Consolidated
Year ended March 31, 2013 and as of March 31, 2013:
Sales to unaffiliated customers **	$19,929	$52,452	$587,851	$10,722	$670,954
Long-lived assets ***	$87,912	$38,614	$40,383	$1,240	$168,149
Three months ended March 31, 2012 and as of March 31, 2012:
Sales to unaffiliated customers **	$5,472	$13,167	$122,472	$4,030	$145,141
Long-lived assets ***	$91,245	$40,148	$42,607	$2,342	$176,342
Year ended December 31, 2011 and as of December 31, 2011 :
Sales to unaffiliated customers **	$21,528	$43,720	$424,950	$15,470	$505,668
Long-lived assets ***	$92,547	$41,010	$43,133	$2,291	$178,981
Year ended December 31, 2010 and as of December 31, 2010:
Sales to unaffiliated customers **	$19,589	$44,169	$305,858	$22,919	$392,535
Long-lived assets ***	$99,353	$45,718	$45,334	$3,247	$193,652

*	Includes operations in both Canada and Cayman Islands.
**	Based on customer’s location.
***	Includes property, plant and equipment, net; goodwill and intangible assets, net.

b.	For the year ended March 31, 2013, the Company had net sales to three different customers of 20.8%, 14.0% and 12.2% of consolidated net sales. For the three months ended March 31, 2012, the Company had net sales to three different customers of 24.1%, 12.7% and 11.9% of consolidated net sales. For the year ended December 31, 2011, the Company had net sales to three different customers of 18.9%, 12.4% and 11.8% of consolidated net sales. For the year ended December 31, 2010, the Company had net sales to three different customers of 15.9%, 11.0% and 10.5% of consolidated net sales.

c.	Sales by therapeutic category, as a percentage of total sales for the year ended March 31, 2013, the three months ended March 31, 2012, and the years ended December 31, 2011 and 2010:

	Year ended March 31,	Three months ended March 31,	Year ended December 31,
Category	2013	2012	2011	2010
	%
Dermatological and topical	77	70	67	60
Neuropsychiatric	9	10	13	14
Cardiovascular	6	9	9	14
Anti-inflammatory	4	4	5	5
Other	4	7	6	7

Total	100	100	100	100